GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about general and administrative expenses [Table Text Block]
	Year ended
	December 31	December 31
	2017	2016

Depreciation and depletion	$282	$248
Share-based compensation	2,407	3,011
Salaries, wages and benefits	2,240	3,324
Direct general and administrative expenditures	2,985	2,701
	$7,914	$9,284